SELECTED QUARATERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues, net of interest expense	$ 17,012	$ 17,760	$ 17,548	$ 17,555	$ 18,456	$ 18,692	$ 19,470	$ 19,736					$ 69,875	[1]	$ 76,354	[1]	$ 77,219	[1]
Operating expenses	10,120	10,404	10,369	10,523	11,134	10,669	10,928	10,884					41,416	[1]	43,615	[1]	55,051	[1]
Provisions for credit losses and for benefits and claims	1,792	1,736	1,409	2,045	2,514	1,836	1,648	1,915					6,982		7,913		7,467
Income from continuing operations before income taxes	5,100	5,620	5,770	4,987	4,808	6,187	6,894	6,937
Provision for income taxes	1,509	1,733	1,723	1,479	1,403	1,881	2,036	2,120					6,444		7,440		7,197
Income from continuing operations	3,591	3,887	4,047	3,508	3,405	4,306	4,858	4,817					15,033		17,386		7,504
Loss from discontinued operations, net of taxes	(3)	(30)	(23)	(2)	(45)	(10)	6	(5)					(58)		(54)		(2)
Net income before attribution of noncontrolling interests	3,588	3,857	4,024	3,506	3,360	4,296	4,864	4,812					14,975		17,332		7,502
Noncontrolling interests	15	17	26	5	25	5	18	42					63		90		192
Citigroup’s net income	$ 3,573	$ 3,840	$ 3,998	$ 3,501	$ 3,335	$ 4,291	$ 4,846	$ 4,770					$ 14,912		$ 17,242		$ 7,310
Basic
Income from continuing operations (in dollars per share)	$ 1.14	$ 1.25	$ 1.25	$ 1.11	$ 1.04	$ 1.36	$ 1.51	$ 1.51					$ 4.74	[2]	$ 5.43	[2]	$ 2.21	[2]
Net income (in dollars per share)	1.14	1.24	1.24	1.10	1.02	1.36	1.52	1.51					4.72	[2]	5.41	[2]	2.21	[2]
Diluted
Income from continuing operations (in dollars per share)	1.14	1.25	1.25	1.11	1.03	1.36	1.51	1.51					4.74	[2]	5.42	[2]	2.20	[2]
Net income (in dollars per share)	1.14	1.24	1.24	1.10	1.02	1.35	1.51	1.51					4.72	[2]	5.40	[2]	$ 2.20	[2]
Common stock price per share
High (in dollars per share)	61.09	47.90	47.33	51.13	55.87	60.34	57.39	54.26					61.09		55.87
Low (in dollars per share)	47.03	40.78	38.48	34.98	49.88	49.00	51.52	46.95					47.03		49.88
Close (in dollars per share)	59.43	47.23	42.39	41.75	51.75	49.61	55.24	51.52					$ 59.43		$ 51.75
Dividends per share of common stock (in dollars per share)	$ 0.16	$ 0.16	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.
[2]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.